Fair Value Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Hierarchy of Assets Measured at Fair Value on Recurring Basis

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value on a recurring basis at December 31, 2014:

		Fair value disclosure or measurement at
		December 31, 2014 using
	December 31, 2014	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Corporate convertible notes	10,463,490	—	—	10,463,490
Redeemable convertible preferred shares	62,658,560	—	—	62,658,560

Total	73,122,050	—	—	73,122,050

Roll-forward of Fair Value of Level 3 Assets

The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) assets for the year ended December 31, 2014, which only contains available-for-sale securities:

	Corporate convertible notes	Redeemable convertible preferred shares	Total
	RMB	RMB	RMB
Beginning balance as of January 1, 2014	—	—	—
Purchases	9,237,000	52,751,569	61,988,569
Total gain or losses:
Included in earnings	307,140	—	307,140
Included in other comprehensive income	982,848	10,230,475	11,213,323
Foreign currency translation adjustment	(63,498)	(323,484)	(386,982)

Ending balance as of December 31, 2014	10,463,490	62,658,560	73,122,050